FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2009

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):[   ] is a restatement.
                                       [   ] adds new holding
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:   28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Christine M. Smyth
Title:      Development Director and Chief Compliance Officer
Phone:      (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth      Milwaukee, Wisconsin      8/4/2009
-------------------------  -----------------------   ----------
      (Signature)              (City, State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         88

Form 13F Information Table Value Total:  $ 110,301 (thousands)

List of Other Included Managers:              None





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                                           Marietta Investment Partners, LLC
                                              Form 13F Information Table
                                                   June 30, 2009

                                                                                                                Voting Authority
                                                                                                              ---------------------

                                                                   Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                           Title of class  CUSIP     (x$1000) Prn Amt Prn Call Dscretn Managers Sole    Shared None
---------------------------------------- --------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
3M CO.                                   COM             88579Y101      847  14,086 SH       Sole              14,086
ABB LTD.                                 SPONSORED ADR   000375204    3,006 190,486 SH       Sole             148,896        41,590
ABBOTT LABS                              COM             002824100    1,544  32,818 SH       Sole              32,548           270
AMAZON COM INC.                          COM             023135106      504   6,030 SH       Sole               6,030
AMPHENOL CORP NEW                        CL A            032095101    1,611  50,902 SH       Sole              34,842        16,060
APPLE COMPUTER INC.                      COM             037833100    4,238  29,755 SH       Sole              24,315         5,440
AT&T INC.                                COM             00206R102      225   9,064 SH       Sole               8,971            93
BAXTER INTL INC.                         COM             071813109    2,110  39,833 SH       Sole              29,808        10,025
BECTON DICKINSON & CO.                   COM             075887109      399   5,590 SH       Sole               5,405           185
BERKSHIRE HATHAWAY INC.                  CL B            084670207    1,625     561 SH       Sole                 561
BHP BILLITON LTD.                        SPONSORED ADR   088606108    3,626  66,248 SH       Sole              52,048        14,200
BMC SOFTWARE INC.                        COM             055921100    1,967  58,214 SH       Sole              42,104        16,110
BP PLC                                   SPONSORED ADR   055622104    1,029  21,574 SH       Sole              21,574
BRIGGS & STRATTON CORP.                  COM             109043109      174  13,025 SH       Sole              13,025
BRISTOL MYERS SQUIBB                     COM             110122108      279  13,727 SH       Sole              13,727
BURLINGTON NRTHN SANTA                   COM             12189T104      931  12,662 SH       Sole              12,437           225
CAMERON INTL CORP.                       COM             13342B105    2,271  80,251 SH       Sole              58,661        21,590
CAMPBELL SOUP CO.                        COM             134429109      324  11,000 SH       Sole              11,000
CHEVRON CORP NEW                         COM             166764100    1,687  25,465 SH       Sole              21,490         3,975
CHINA LIFE INS CO LTD.                   SPON ADR REP H  16939P106    2,795  50,416 SH       Sole              39,296        11,120
CHINA MOBILE HONG KONG                   SPONSORED ADR   16941M109    1,819  36,324 SH       Sole              25,564        10,760
CISCO SYS INC.                           COM             17275R102      255  13,647 SH       Sole              12,947           700
CNOOC LTD.                               SPONSORED ADR   126132109    3,287  26,717 SH       Sole              19,887         6,830
COACH INC.                               COM             189754104      841  31,270 SH       Sole              31,170           100
COCA COLA CO.                            COM             191216100      425   8,859 SH       Sole               8,614           245
COLGATE PALMOLIVE CO.                    COM             194162103      681   9,620 SH       Sole               9,420           200
COMPANHIA DE BEBIDAS                     SPON ADR PFD    20441W203    2,283  35,208 SH       Sole              24,558        10,650
CONOCOPHILLIPS                           COM             20825C104      291   6,909 SH       Sole               6,909
CREDIT SUISSE GROUP                      SPONSORED ADR   225401108    2,391  52,284 SH       Sole              38,044        14,240
DANAHER CORP DEL                         COM             235851102    1,928  31,226 SH       Sole              21,481         9,745
DOMINION RES VA NEW                      COM             25746U109      631  18,884 SH       Sole              18,884
DU PONT E I DE NEMOURS                   COM             263534109      453  17,700 SH       Sole              17,700
EMERSON ELEC CO.                         COM             291011104      428  13,215 SH       Sole              12,795           420
EXXON MOBIL CORP.                        COM             30231G102    4,675  66,865 SH       Sole              66,865
FASTENAL CO.                             COM             311900104      538  16,224 SH       Sole              16,224
FISERV INC.                              COM             337738108    1,607  35,150 SH       Sole              35,150
FLUOR CORP NEW                           COM             343412102    2,664  51,933 SH       Sole              40,813        11,120
FPL GROUP INC.                           COM             302571104      286   5,025 SH       Sole               4,970            55
GENERAL ELEC CO.                         COM             369604103      180  15,350 SH       Sole              15,350
GENERAL MLS INC.                         COM             370334104      247   4,405 SH       Sole               4,085           320
GILEAD SCIENCES INC.                     COM             375558103    3,286  70,153 SH       Sole              54,023        16,130
GOOGLE INC.                              CL A            38259P508    2,425   5,752 SH       Sole               4,161         1,591
HESS CORP.                               COM             42809H107      432   8,040 SH       Sole               8,040
HEWLETT PACKARD CO.                      COM             428236103    2,092  54,116 SH       Sole              46,391         7,725
INTEL CORP.                              COM             458140100      202  12,180 SH       Sole              12,180
INTERNATIONAL BUSINESS MACHS             COM             459200101      805   7,707 SH       Sole               7,577           130
ISHARES TR                               RUSSELL1000GRW  464287614      315   7,680 SH       Sole               7,680
ISHARES TR                               S&P SMLCAP 600  464287804      411   9,251 SH       Sole               8,691           560
ITAU UNIBANCO BANCO MU                   SPONS ADR       465562106      480  30,339 SH       Sole              29,658           681
JOHNSON & JOHNSON                        COM             478160104      775  13,638 SH       Sole              13,638
JOHNSON CTLS INC.                        COM             478366107      312  14,350 SH       Sole              14,350
JPMORGAN CHASE & COMPANY                 COM             46625H100    2,554  74,872 SH       Sole              51,987        22,885
KIMBERLY CLARK CORP.                     COM             494368103    1,332  25,409 SH       Sole              25,409
KOHLS CORP.                              COM             500255104      909  21,265 SH       Sole              21,215            50
MANPOWER INC.                            COM             56418H100      440  10,398 SH       Sole              10,398
MCDONALDS CORP.                          COM             580135101    3,261  56,727 SH       Sole              45,777        10,950
MEDCO HEALTH SOLUTIONS                   COM             58405U102    1,112  24,377 SH       Sole              24,377
METAVANTE TECHNLG INC.                   COM             591407101      309  11,967 SH       Sole              11,967
MICROSOFT CORP.                          COM             594918104      376  15,800 SH       Sole              14,600         1,200
MONSANTO CO NEW                          COM             61166W101    2,482  33,386 SH       Sole              25,786         7,600
NATIONAL OILWELL VARCO                   COM             637071101    1,486  45,503 SH       Sole              39,593         5,910
NATIONAL PRESTO INDS.                    COM             637215104      414   5,437 SH       Sole               5,437
NETFLIX INC.                             COM             64110L106      239   5,785 SH       Sole               5,420           365
NEWMONT MINING CORP.                     COM             651639106      214   5,234 SH       Sole               5,234
NIKE INC.                                CL B            654106103    1,962  37,890 SH       Sole              26,490        11,400
NORTHERN TR CORP.                        COM             665859104    1,139  21,215 SH       Sole              13,135         8,080
NOVO-NORDISK A S                         ADR             670100205    4,178  76,716 SH       Sole              62,926        13,790
PEPSICO INC.                             COM             713448108    1,926  35,046 SH       Sole              34,916           130
PETROLEO BRASILEIRO SA                   SPONSORED ADR   71654V408    2,763  67,433 SH       Sole              51,398        16,035
PHILIP MORRIS INTL INC.                  COM             718172109      660  15,125 SH       Sole              15,125
PPG INDS INC.                            COM             693506107      222   5,064 SH       Sole               5,064
PRAXAIR INC.                             COM             74005P104      258   3,635 SH       Sole               3,405           230
PROCTER & GAMBLE CO.                     COM             742718109    1,687  33,008 SH       Sole              32,516           492
ROYAL DUTCH SHELL PLC                    SPONS ADR A     780259206    1,260  25,112 SH       Sole              25,112
SARA LEE CORP.                           COM             803111103      314  32,197 SH       Sole              32,197
SELECT SECTOR SPDR TR                    SBI INT-FINL    81369Y605      213  17,810 SH       Sole              17,170           640
SMITH A O                                COM             831865209      502  15,401 SH       Sole              15,401
SNAP ON INC.                             COM             833034101      416  14,468 SH       Sole              14,468
SPDR TR                                  UNIT SER 1      78462F103      287   3,118 SH       Sole               3,118
SYNGENTA AG                              SPONSORED ADR   87160A100    2,330  50,085 SH       Sole              37,305        12,780
TEVA PHARMACEUTCL INDS.                  ADR             881624209      238   4,825 SH       Sole               4,825
TOYOTA MOTOR CORP.                       SP ADR REP2COM  892331307    1,072  14,191 SH       Sole              11,691         2,500
TRANSOCEAN LTD.                          REG SHS         H8817H100    2,253  30,321 SH       Sole              22,290         8,031
US BANCORP DEL                           COM NEW         902973304      246  13,746 SH       Sole              13,746
VALE S A                                 ADR             91912E105    1,034  58,645 SH       Sole              57,305         1,340
VEOLIA ENVIRONNEMENT                     SPONSORED ADR   92334N103      473  16,000 SH       Sole              16,000
WEATHERFORD INTL LTD.                    REG             H27013103      904  46,199 SH       Sole              46,199
YAHOO INC.                               COM             984332106      199  12,700 SH       Sole              12,400           300
REPORT SUMMARY                           88                         110,301